SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2019
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS , NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2018	2019
	$	$
Solar power systems in operation	66,641	70,449
Solar power systems under construction	4,484	4,830
Accumulated depreciation	(16,227)	(22,322)
Solar power systems, net	54,898	52,957

Depreciation expense of solar power systems was $5,683, $3,756 and $6,379 for the years ended December 31, 2017, 2018 and 2019, respectively.